CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 73,829	$ 74,738
Accounts receivable and accrued revenues	58,553	75,848
Capitalized voyage expenses	2,848	2,549
Prepaid expenses	12,999	13,557
Bunker inventory	33,299	33,806
Total current assets	181,528	200,498
Non-current assets
Vessels	1,207,533	1,283,710
Advances for vessels under construction	78,870	0
Advances for vessel upgrades	0	10
Other property, plant and equipment	5,263	6,649
Goodwill	1,356	1,356
Total non-current assets	1,293,022	1,291,725
TOTAL ASSETS	1,474,550	1,492,223
Current liabilities
Accounts payable and accrued expenses	22,711	20,493
Current portion long-term debt	48,340	30,300
Other current liabilities	1,509	1,418
Deferred shipping revenues	2,711	4,394
Total current liabilities	75,271	56,605
Non-current liabilities
Long-term debt	359,289	398,425
Other non-current liabilities	4,305	5,527
Total non-current liabilities	363,594	403,952
TOTAL LIABILITIES	438,865	460,557
Equity
Common stock at par value	1,615	1,610
Additional paid-in capital	1,230,832	1,228,254
Accumulated deficit	(205,909)	(206,477)
Translation differences	329	201
Other reserves	3,882	3,566
Total equity attributable to the Company	1,030,748	1,027,153
Non-controlling interest	4,937	4,513
Total equity	1,035,685	1,031,667
TOTAL LIABILITIES AND EQUITY	$ 1,474,550	$ 1,492,223